UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
November 30, 2023
Institutional High Yield Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional High Yield Fund
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* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Institutional High Yield Fund
Market Commentary

Dear Investor
Major global stock and bond indexes produced mixed
returns during the first half of your fund’s fiscal year, the six-
month period ended November 30, 2023. Nearly all equity
benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered
from the failure of three large regional banks earlier in
the year and recorded the best results for the period. The
information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for
artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts
in emerging markets, although emerging Europe and Latin
America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were
also broadly supportive. Although year-over-year earnings
growth contracted in the first and second quarters of 2023,
results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and
policymakers, but lower-than-expected inflation data in
November helped spur a rally late in the period as many
investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in
November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds
produced solid returns, supported by the higher coupons
that have become available over the past year as well as
by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning
that we previously included in the semiannual shareholder
letters. The Securities and Exchange Commission adopted
new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund
letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional High Yield Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors
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Moody’s ratings and other information (“Moody’s
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Note: Copyright © 2023, S&P Global Market Intelligence (and
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data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
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not responsible for any errors or omissions (negligent or
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from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
CREDIT QUALITY DIVERSIFICATION
... Percent of Net Assets
5/31/23 11/30/23
BBB/BB Rated and Above 5.0% 5.0%
BB Rated 26.3  24.6
BB/B Rated 19.4  21.5
B Rated 31.4  29.5
B/CCC Rated 3.7  4.2
CCC Rated and Below 9.9  10.1
Not Rated 2.4  2.5
Equities 1.8  2.5
Default 0.0 0.0
Short-Term Holdings 0.1  0.1
Sources: Credit ratings for the securities held in the fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-
rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody’s and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/23
Charter Communications 2.3%
TransDigm Group 2.1
Venture Global 1.9
Asurion 1.8
Tenet Healthcare 1.5
Rivian Automotive 1.4
Ford Motor 1.4
UKG 1.3
Navient 1.3
Vistra 1.3
Carnival 1.3
Hub International 1.3
Teva Pharmaceutical 1.2
OneMain Holdings 1.1
Royal Caribbean Cruises 1.1
DISH Network 1.0
Scientific Games 1.0
Community Health Systems 1.0
Sirius XM Radio 1.0
CDK Global 0.9
Caesars Entertainment 0.9
Cloud Software 0.9
Norwegian Cruise Lines 0.9
Goodyear Tire & Rubber 0.9
Clear Channel Worldwide 0.8
Total 31.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE Institutional High Yield Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL HIGH YIELD FUND
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses
Paid During
Period*
6/1/23 to
11/30/23
Institutional Class
Actual $1,000.00 $1,061.30 $2.58
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.50   2.53
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.50%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Institutional Class
. 6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 7.42 $ 7.94 $ 8.83 $ 8.23 $ 8.62 $ 8.68
Investment activities
Net investment income
(1)(2)
0.26 0.48 0.45 0.45 0.49 0.53
Net realized and unrealized gain/
loss 0.19 (0.49) (0.88) 0.61 (0.39) (0.05)
Total from investment activities 0.45 (0.01) (0.43) 1.06 0.10 0.48
Distributions
Net investment income (0.26) (0.50) (0.46) (0.46) (0.49) (0.54)
Net realized gain – (0.01) – – – –
Total distributions (0.26) (0.51) (0.46) (0.46) (0.49) (0.54)
NET ASSET VALUE
End of period $ 7.61 $ 7.42 $ 7.94 $ 8.83 $ 8.23 $ 8.62
Ratios/Supplemental Data
Total return
(2)(3)
6.13% 0.05% (5.14)% 13.11% 1.05% 5.69%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net expenses after waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 6.89%
(4)
6.46% 5.27% 5.21% 5.72% 6.14%
Portfolio turnover rate 17.7% 30.4% 45.6% 49.2% 43.0% 61.9%
Net assets, end of period (in millions) $ 1,689 $ 1,612 $ 1,724 $ 1,962 $ 1,517 $ 1,481
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional High Yield Fund
November 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 4.4% (1)
Airlines 0.2%
Mileage Plus Holdings, FRN, 3M TSFR
+ 5.25%, 10.798%, 6/21/27  2,835 2,919
2,919
Automotive 0.2%
Wand NewCo 3, FRN, 1M TSFR +
2.75%, 8.207%, 2/5/26  3,353 3,353
3,353
Broadcasting 0.1%
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.257%, 10/11/29  (2)(3) 1,550 1,519
1,519
Energy 0.1%
Prairie ECI Acquiror, FRN, 1M TSFR +
4.75%, 10.198%, 3/11/26  1,934 1,930
1,930
Information Technology 0.4%
Boxer Parent, FRN, 1M TSFR + 5.50%,
10.963%, 2/27/26  2,630 2,619
RealPage, FRN, 1M TSFR + 6.50%,
11.963%, 4/23/29  3,885 3,854
6,473
Services 1.7%
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.198%, 12/10/29  7,830 6,668
UKG, FRN, 3M TSFR + 3.25%, 8.764%,
5/4/26  6,681 6,681
UKG, FRN, 3M TSFR + 5.25%,
10.764%, 5/3/27  15,675 15,666
29,015
Wireless Communications 1.7%
Asurion, FRN, 1M TSFR + 5.25%,
10.713%, 1/31/28  16,599 14,862
Asurion, FRN, 1M TSFR + 5.25%,
10.713%, 1/20/29  17,075 15,077
29,939
Total Bank Loans (Cost $79,537) 75,148
COMMON STOCKS 0.9%
Gaming 0.0%
New Cotai Participation, Class B  (2)
(3)(4) — —
—
Health Care 0.4%
Avantor (2) 194 4,101
Becton Dickinson & Company  13 3,176
7,277
Manufacturing 0.2%
Danaher  12 2,721
2,721
Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 0.3%
Constellium (2) 249 4,340
4,340
Total Common Stocks (Cost
$12,291) 14,338
CONVERTIBLE BONDS 0.2%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29  (4) 2,275 2,510
2,510
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  1,775 824
824
Total Convertible Bonds (Cost
$3,997) 3,334
CONVERTIBLE PREFERRED STOCKS 0.1%
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27  (2)(3) 8 —
—
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,265  (2)(3)(5) 2 2,237
2,237
Total Convertible Preferred Stocks
(Cost $2,268) 2,237
CORPORATE BONDS 90.7%
Aerospace & Defense 2.2%
Spirit AeroSystems, 9.75%,
11/15/30  (4) 2,465 2,594
TransDigm, 5.50%, 11/15/27  2,385 2,293
TransDigm, 6.25%, 3/15/26  (4) 11,180 11,096
TransDigm, 6.75%, 8/15/28  (4) 4,455 4,455
TransDigm, 6.875%, 12/15/30  (4) 11,750 11,750
TransDigm, 7.125%, 12/1/31  (4) 3,270 3,327
TransDigm, 7.50%, 3/15/27  2,049 2,054
37,569
Airlines 1.0%
American Airlines, 5.50%, 4/20/26  (4) 3,088 3,037
American Airlines, 5.75%, 4/20/29  (4) 6,600 6,303
Mileage Plus Holdings, 6.50%,
6/20/27  (4) 1,193 1,187
United Airlines, 4.625%, 4/15/29  (4) 6,730 5,990
16,517
Automotive 6.3%
Adient Global Holdings, 8.25%,
4/15/31  (4) 4,805 4,865
Benteler International, 10.50%,
5/15/28  (4) 1,665 1,715
Clarios Global, 8.50%, 5/15/27  (4) 8,075 8,115
Dana, 5.625%, 6/15/28  7,945 7,538

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  (4) 3,379 3,905
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 890
Ford Motor, 6.10%, 8/19/32  (6) 10,545 10,282
Ford Motor, 9.625%, 4/22/30  3,260 3,740
Ford Motor Credit, 7.35%, 11/4/27  5,970 6,142
Ford Motor Credit, 7.35%, 3/6/30  3,690 3,842
Goodyear Tire & Rubber, 5.00%,
7/15/29  (6) 1,645 1,501
Goodyear Tire & Rubber, 5.25%,
4/30/31  4,050 3,544
Goodyear Tire & Rubber, 5.25%,
7/15/31  6,290 5,441
Goodyear Tire & Rubber, 5.625%,
4/30/33  4,325 3,709
Jaguar Land Rover Automotive,
5.875%, 1/15/28  (4) 2,025 1,944
Jaguar Land Rover Automotive, 7.75%,
10/15/25  (4) 1,650 1,664
LCM Investments Holdings II, 4.875%,
5/1/29  (4) 3,490 3,028
Metis Merger Sub, 6.50%, 5/15/29  (4) 8,620 7,241
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 11.493%, 10/15/26  (4) 21,510 21,510
Tenneco, 8.00%, 11/17/28  (4) 3,800 3,125
ZF North America Capital, 6.875%,
4/14/28  (4) 1,020 1,030
ZF North America Capital, 7.125%,
4/14/30  (4) 1,345 1,375
106,146
Broadcasting 4.9%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29  (4) 3,540 2,779
Clear Channel Outdoor Holdings,
7.75%, 4/15/28  (4) 6,425 5,252
Clear Channel Outdoor Holdings,
9.00%, 9/15/28  (4) 5,785 5,843
CMG Media, 8.875%, 12/15/27  (4) 7,755 6,243
Gray Escrow II, 5.375%, 11/15/31  (4) 5,275 3,758
iHeartCommunications, 5.25%,
8/15/27  (4) 2,610 1,984
iHeartCommunications, 8.375%,
5/1/27  6,535 4,550
Lamar Media, 4.00%, 2/15/30  473 420
Lamar Media, 4.875%, 1/15/29  4,327 4,089
Neptune Bidco U.S., 9.29%,
4/15/29  (4) 4,980 4,644
Nexstar Media, 5.625%, 7/15/27  (4) 318 300
Outfront Media Capital, 4.25%,
1/15/29  (4) 990 853
Outfront Media Capital, 7.375%,
2/15/31  (4) 1,200 1,230
Scripps Escrow, 5.875%, 7/15/27  (4) 2,785 2,336
Sirius XM Radio, 4.00%, 7/15/28  (4) 7,600 6,764
Sirius XM Radio, 4.125%, 7/1/30  (4) 4,905 4,132
Sirius XM Radio, 5.00%, 8/1/27  (4) 5,842 5,550
Stagwell Global, 5.625%, 8/15/29  (4) 9,340 8,172
Townsquare Media, 6.875%, 2/1/26  (4) 3,480 3,350
Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, 6.625%,
6/1/27  (4) 4,205 4,131
Univision Communications, 7.375%,
6/30/30  (4) 3,590 3,518
Univision Communications, 8.00%,
8/15/28  (4) 2,730 2,750
82,648
Building & Real Estate 1.0%
Brookfield Residential Properties,
6.25%, 9/15/27  (4) 1,895 1,779
Castle U.K. Finco, 7.00%, 5/15/29
(GBP)  (4) 1,135 1,139
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28  (4) 4,535 4,291
Howard Hughes, 4.125%, 2/1/29  (4) 4,450 3,805
Howard Hughes, 4.375%, 2/1/31  (4) 2,385 1,979
Howard Hughes, 5.375%, 8/1/28  (4) 3,670 3,427
16,420
Building Products 1.8%
Advanced Drainage Systems, 6.375%,
6/15/30  (4) 3,865 3,792
Beacon Roofing Supply, 6.50%,
8/1/30  (4) 1,080 1,079
Builders FirstSource, 6.375%,
6/15/32  (4) 1,621 1,595
New Enterprise Stone & Lime, 5.25%,
7/15/28  (4) 3,890 3,608
PGT Innovations, 4.375%, 10/1/29  (4) 2,635 2,487
Specialty Building Products Holdings,
6.375%, 9/30/26  (4) 3,730 3,609
SRS Distribution, 6.00%, 12/1/29  (4) 3,195 2,791
Summit Materials, 5.25%, 1/15/29  (4) 6,425 5,983
Summit Materials, 6.50%, 3/15/27  (4) 3,645 3,618
Summit Materials, 7.25%, 1/15/31  (4) 2,090 2,104
30,666
Cable Operators 6.7%
Altice Financing, 5.00%, 1/15/28  (4) 9,155 7,782
Altice Financing, 5.75%, 8/15/29  (4) 5,240 4,310
Altice France Holding, 6.00%,
2/15/28  (4) 13,200 5,346
Altice France Holding, 10.50%,
5/15/27  (4) 10,395 5,522
C&W Senior Financing, 6.875%,
9/15/27  (4) 4,400 4,019
CCO Holdings, 4.50%, 8/15/30  (4) 5,160 4,412
CCO Holdings, 4.50%, 6/1/33  (4) 7,160 5,746
CCO Holdings, 5.375%, 6/1/29  (4) 755 696
CCO Holdings, 6.375%, 9/1/29  (4) 17,100 16,459
CCO Holdings, 7.375%, 3/1/31  (4) 10,315 10,315
CSC Holdings, 5.75%, 1/15/30  (4) 3,065 1,732
CSC Holdings, 6.50%, 2/1/29  (4) 9,085 7,677
CSC Holdings, 7.50%, 4/1/28  (4) 5,770 3,924
Directv Financing, 5.875%, 8/15/27  (4) 2,240 2,008
DISH DBS, 5.25%, 12/1/26  (4) 2,720 2,176
DISH DBS, 5.75%, 12/1/28  (4) 3,885 2,875
DISH DBS, 7.375%, 7/1/28  3,005 1,487
DISH DBS, 7.75%, 7/1/26  5,990 3,564
DISH Network, 11.75%, 11/15/27  (4) 6,235 6,188
GCI, 4.75%, 10/15/28  (4) 3,800 3,401

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
LCPR Senior Secured Financing,
6.75%, 10/15/27  (4) 1,067 1,000
Midcontinent Communications,
5.375%, 8/15/27  (4) 1,071 996
Radiate Holdco, 6.50%, 9/15/28  (4) 3,810 1,772
Vmed O2 U.K. Financing I, 4.75%,
7/15/31  (4) 11,335 9,663
113,070
Chemicals 2.6%
Avient, 7.125%, 8/1/30  (4) 5,602 5,616
Axalta Coating Systems Dutch Holding
B, 7.25%, 2/15/31  (4) 1,925 1,980
Celanese U.S. Holdings, 6.55%,
11/15/30  1,600 1,636
Celanese U.S. Holdings, 6.70%,
11/15/33  5,875 6,093
Compass Minerals International,
6.75%, 12/1/27  (4) 575 558
CVR Partners, 6.125%, 6/15/28  (4) 5,395 4,930
GPD, 10.125%, 4/1/26  (4) 5,130 4,662
Methanex, 5.125%, 10/15/27  1,645 1,548
Methanex, 5.25%, 12/15/29  1,625 1,495
Methanex, 5.65%, 12/1/44  1,345 1,076
Tronox, 4.625%, 3/15/29  (4) 2,940 2,499
Windsor Holdings III, 8.50%,
6/15/30  (4) 6,420 6,597
WR Grace Holdings, 5.625%,
8/15/29  (4) 5,705 4,757
43,447
Consumer Products 0.7%
Kontoor Brands, 4.125%, 11/15/29  (4) 2,235 1,942
Life Time, 5.75%, 1/15/26  (4) 3,431 3,362
Life Time, 8.00%, 4/15/26  (4) 4,049 4,044
Wolverine World Wide, 4.00%,
8/15/29  (4) 4,040 3,101
12,449
Container 1.6%
Ardagh Metal Packaging Finance USA,
4.00%, 9/1/29  (4) 4,279 3,402
Ardagh Metal Packaging Finance USA,
6.00%, 6/15/27  (4) 3,445 3,333
Ball, 6.00%, 6/15/29  5,735 5,721
Ball, 6.875%, 3/15/28  6,480 6,601
Sealed Air, 5.00%, 4/15/29  (4) 1,575 1,469
Sealed Air, 6.125%, 2/1/28  (4) 1,785 1,760
Sealed Air, 6.875%, 7/15/33  (4) 1,650 1,648
Sealed Air, 7.25%, 2/15/31  (4) 2,200 2,252
Trident TPI Holdings, 12.75%,
12/31/28  (4) 1,100 1,161
27,347
Energy 12.6%
Aethon United BR, 8.25%, 2/15/26  (4) 5,680 5,716
AmeriGas Partners, 5.50%, 5/20/25  1,105 1,080
AmeriGas Partners, 9.375%, 6/1/28  (4) 1,290 1,319
Antero Resources, 7.625%, 2/1/29  (4) 795 813
Archrock Partners, 6.875%, 4/1/27  (4) 1,720 1,707
Chesapeake Energy, 6.75%,
4/15/29  (4) 7,425 7,406
Civitas Resources, 8.375%, 7/1/28  (4) 1,670 1,708
Par/Shares $ Value
(Amounts in 000s)
‡
Civitas Resources, 8.625%,
11/1/30  (4) 1,840 1,900
Civitas Resources, 8.75%, 7/1/31  (4) 2,465 2,545
Comstock Resources, 5.875%,
1/15/30  (4) 3,490 3,028
Comstock Resources, 6.75%,
3/1/29  (4) 2,430 2,236
Crescent Energy Finance, 7.25%,
5/1/26  (4) 7,075 7,022
Crescent Energy Finance, 9.25%,
2/15/28  (4) 4,010 4,140
DCP Midstream Operating, 6.75%,
9/15/37  (4) 3,955 4,168
DCP Midstream Operating, 8.125%,
8/16/30  1,665 1,873
Diamond Foreign Asset, 8.50%,
10/1/30  (4) 3,230 3,230
Endeavor Energy Resources, 5.75%,
1/30/28  (4) 2,798 2,735
Energy Transfer, 6.00%, 2/1/29  (4) 1,350 1,330
Energy Transfer, 7.375%, 2/1/31  (4) 3,165 3,248
Ferrellgas, 5.375%, 4/1/26  (4) 3,955 3,767
Ferrellgas, 5.875%, 4/1/29  (4) 4,115 3,755
Gulfport Energy, 8.00%, 5/17/26  (4) 2,875 2,907
Hilcorp Energy I, 5.75%, 2/1/29  (4) 2,110 1,973
Hilcorp Energy I, 6.00%, 4/15/30  (4) 1,395 1,297
Hilcorp Energy I, 6.00%, 2/1/31  (4) 2,570 2,371
Hilcorp Energy I, 6.25%, 4/15/32  (4) 2,666 2,453
Hilcorp Energy I, 8.375%, 11/1/33  (4) 5,350 5,510
Kinetik Holdings, 5.875%, 6/15/30  (4) 8,620 8,234
Magnolia Oil & Gas Operating, 6.00%,
8/1/26  (4) 10,290 10,007
Matador Resources, 5.875%, 9/15/26  1,834 1,797
NGL Energy Operating, 7.50%,
2/1/26  (4) 8,325 8,335
Northriver Midstream Finance, 5.625%,
2/15/26  (4) 2,510 2,438
NuStar Logistics, 5.625%, 4/28/27  1,950 1,911
NuStar Logistics, 5.75%, 10/1/25  2,800 2,779
Occidental Petroleum, 6.20%, 3/15/40  5,030 4,955
Occidental Petroleum, 6.45%, 9/15/36  460 471
Occidental Petroleum, 7.95%, 6/15/39  3,925 4,386
Range Resources, 4.75%, 2/15/30  (4) 1,755 1,593
Range Resources, 8.25%, 1/15/29  1,520 1,571
Rockcliff Energy II, 5.50%, 10/15/29  (4) 2,115 1,964
Seadrill Finance, 8.375%, 8/1/30  (4) 5,317 5,437
SilverBow Resources, FRN, 3M TSFR
+ 7.75%, 13.138%, 12/15/28  (4) 4,100 4,018
Solaris Midstream Holdings, 7.625%,
4/1/26  (4) 2,080 2,018
Southwestern Energy, 4.75%, 2/1/32  9,280 8,259
Southwestern Energy, 5.375%,
3/15/30  2,860 2,713
Tallgrass Energy Partners, 6.00%,
3/1/27  (4) 1,885 1,810
Tallgrass Energy Partners, 6.00%,
12/31/30  (4) 4,320 3,888
Tallgrass Energy Partners, 6.00%,
9/1/31  (4) 4,175 3,737
Transocean, 6.80%, 3/15/38  4,550 3,412

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Transocean, 8.75%, 2/15/30  (4) 5,091 5,193
Transocean, 11.50%, 1/30/27  (4) 2,430 2,521
Transocean Aquila, 8.00%, 9/30/28  (4) 1,730 1,728
Valaris, 8.375%, 4/30/30  (4) 2,475 2,490
Venture Global Calcasieu Pass, 6.25%,
1/15/30  (4) 8,300 8,155
Venture Global LNG, 8.125%,
6/1/28  (4) 4,295 4,252
Venture Global LNG, 8.375%,
6/1/31  (4) 14,785 14,526
Venture Global LNG, 9.50%, 2/1/29  (4) 4,040 4,166
Vermilion Energy, 6.875%, 5/1/30  (4) 3,645 3,458
213,459
Entertainment & Leisure 5.1%
Carnival, 6.00%, 5/1/29  (4) 300 276
Carnival, 7.00%, 8/15/29  (4) 2,240 2,274
Carnival, 7.625%, 3/1/26  (4)(6) 11,680 11,738
Carnival, 10.50%, 6/1/30  (4) 7,060 7,519
CDI Escrow Issuer, 5.75%, 4/1/30  (4) 4,960 4,644
Cedar Fair, 5.25%, 7/15/29  2,550 2,327
Cinemark USA, 5.25%, 7/15/28  (4) 8,235 7,411
Live Nation Entertainment, 4.75%,
10/15/27  (4) 3,025 2,844
Motion Finco, 7.375%, 6/15/30
(EUR)  (4) 2,245 2,433
NCL, 5.875%, 3/15/26  (4) 4,890 4,633
NCL, 5.875%, 2/15/27  (4) 2,145 2,070
NCL, 7.75%, 2/15/29  (4) 5,140 4,857
NCL, 8.125%, 1/15/29  (4) 1,486 1,510
NCL Finance, 6.125%, 3/15/28  (4) 1,390 1,260
Royal Caribbean Cruises, 5.375%,
7/15/27  (4) 1,855 1,776
Royal Caribbean Cruises, 5.50%,
4/1/28  (4) 2,975 2,834
Royal Caribbean Cruises, 8.25%,
1/15/29  (4) 3,195 3,343
Royal Caribbean Cruises, 9.25%,
1/15/29  (4) 3,840 4,090
Royal Caribbean Cruises, 11.625%,
8/15/27  (4) 4,985 5,402
SeaWorld Parks & Entertainment,
5.25%, 8/15/29  (4) 6,445 5,881
Six Flags Entertainment, 5.50%,
4/15/27  (4) 4,280 4,077
Six Flags Entertainment, 7.25%,
5/15/31  (4) 3,220 3,107
86,306
Financial 8.9%
Acrisure, 7.00%, 11/15/25  (4) 4,350 4,279
Acrisure, 10.125%, 8/1/26  (4) 6,815 7,019
Alliant Holdings Intermediate, 5.875%,
11/1/29  (4) 2,170 1,956
Alliant Holdings Intermediate, 6.75%,
10/15/27  (4) 7,750 7,411
AmWINS Group, 4.875%, 6/30/29  (4) 1,920 1,728
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29  (4) 3,950 3,204
Cobra AcquisitionCo, 6.375%,
11/1/29  (4) 3,175 2,350
Par/Shares $ Value
(Amounts in 000s)
‡
Enact Holdings, 6.50%, 8/15/25  (4) 10,310 10,194
GTCR AP Finance, 8.00%, 5/15/27  (4) 4,455 4,433
HUB International, 5.625%, 12/1/29  (4) 5,525 5,007
HUB International, 7.00%, 5/1/26  (4) 2,470 2,458
HUB International, 7.25%, 6/15/30  (4) 13,100 13,395
Icahn Enterprises, 6.25%, 5/15/26  2,325 2,191
Jane Street Group, 4.50%,
11/15/29  (4) 3,350 3,002
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30  (4) 4,725 4,890
LPL Holdings, 4.00%, 3/15/29  (4) 3,270 2,910
LPL Holdings, 4.375%, 5/15/31  (4) 525 452
Midcap Financial Issuer Trust, 5.625%,
1/15/30  (4) 3,145 2,532
Midcap Financial Issuer Trust, 6.50%,
5/1/28  (4) 6,000 5,190
Navient, 4.875%, 3/15/28  4,740 4,201
Navient, 5.00%, 3/15/27  1,745 1,625
Navient, 5.50%, 3/15/29  4,350 3,790
Navient, 6.75%, 6/15/26  1,825 1,816
Navient, 9.375%, 7/25/30  6,100 6,260
Navient, 11.50%, 3/15/31  4,035 4,338
OneMain Finance, 3.50%, 1/15/27  2,050 1,827
OneMain Finance, 5.375%, 11/15/29  1,915 1,724
OneMain Finance, 6.625%, 1/15/28  5,000 4,850
OneMain Finance, 7.125%, 3/15/26  1,300 1,308
OneMain Finance, 9.00%, 1/15/29  8,895 9,162
PennyMac Financial Services, 4.25%,
2/15/29  (4) 5,340 4,619
PennyMac Financial Services, 5.375%,
10/15/25  (4) 2,500 2,425
PROG Holdings, 6.00%, 11/15/29  (4) 5,335 4,661
Ryan Specialty, 4.375%, 2/1/30  (4) 1,485 1,338
SLM, 4.20%, 10/29/25  3,150 2,993
Starwood Property Trust, 4.375%,
1/15/27  (4) 2,965 2,735
United Wholesale Mortgage, 5.50%,
4/15/29  (4) 2,095 1,862
United Wholesale Mortgage, 5.75%,
6/15/27  (4) 4,390 4,127
150,262
Food 0.9%
B&G Foods, 5.25%, 4/1/25  617 603
B&G Foods, 8.00%, 9/15/28  (4) 1,610 1,644
BellRing Brands, 7.00%, 3/15/30  (4) 3,825 3,878
Chobani, 7.50%, 4/15/25  (4) 3,240 3,212
Darling Ingredients, 6.00%, 6/15/30  (4) 4,180 4,023
Triton Water Holdings, 6.25%,
4/1/29  (4) 2,060 1,764
15,124
Forest Products 0.3%
Cascades, 5.375%, 1/15/28  (4) 2,715 2,549
Graphic Packaging International,
3.75%, 2/1/30  (4) 2,395 2,080
4,629
Gaming 4.2%
Caesars Entertainment, 7.00%,
2/15/30  (4) 3,270 3,266

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Caesars Entertainment, 8.125%,
7/1/27  (4) 11,655 11,859
Churchill Downs, 6.75%, 5/1/31  (4) 4,405 4,328
Cirsa Finance International, 4.50%,
3/15/27 (EUR)  (4) 1,785 1,824
Cirsa Finance International, 10.375%,
11/30/27 (EUR)  (4) 605 712
International Game Technology, 5.25%,
1/15/29  (4) 5,805 5,442
International Game Technology, 6.25%,
1/15/27  (4) 5,400 5,373
Light & Wonder International, 7.00%,
5/15/28  (4) 2,820 2,824
Light & Wonder International, 7.25%,
11/15/29  (4) 9,290 9,313
Light & Wonder International, 7.50%,
9/1/31  (4) 1,595 1,617
Lottomatica, 7.125%, 6/1/28 (EUR)  (4) 780 882
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29  (4) 3,700 3,117
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,872
Midwest Gaming Borrower, 4.875%,
5/1/29  (4) 3,215 2,861
Ontario Gaming GTA, 8.00%,
8/1/30  (4) 1,720 1,742
Playtika Holding, 4.25%, 3/15/29  (4) 2,985 2,530
Scientific Games Holdings, 6.625%,
3/1/30  (4) 3,605 3,227
Wynn Macau, 5.50%, 10/1/27  (4) 6,115 5,601
Wynn Resorts Finance, 5.125%,
10/1/29  (4) 2,640 2,376
Wynn Resorts Finance, 7.125%,
2/15/31  (4) 140 139
70,905
Health Care 6.8%
AdaptHealth, 5.125%, 3/1/30  (4) 3,055 2,429
AthenaHealth Group, 6.50%,
2/15/30  (4) 7,950 6,877
Avantor Funding, 4.625%, 7/15/28  (4) 8,930 8,338
Bausch & Lomb Escrow, 8.375%,
10/1/28  (4) 3,235 3,308
CHS, 5.25%, 5/15/30  (4) 5,215 4,068
CHS, 6.00%, 1/15/29  (4) 3,015 2,548
CHS, 6.125%, 4/1/30  (4) 5,155 2,887
CHS, 6.875%, 4/15/29  (4) 2,415 1,419
CHS, 8.00%, 12/15/27  (4) 6,925 6,544
IQVIA, 6.50%, 5/15/30  (4) 1,700 1,714
LifePoint Health, 9.875%, 8/15/30  (4) 557 540
LifePoint Health, 11.00%, 10/15/30  (4) 3,100 3,115
Medline Borrower, 5.25%, 10/1/29  (4) 8,522 7,702
Molina Healthcare, 4.375%,
6/15/28  (4) 3,455 3,196
Organon, 5.125%, 4/30/31  (4) 3,850 3,042
RegionalCare Hospital Partners
Holdings, 9.75%, 12/1/26  (4) 3,600 3,474
Select Medical, 6.25%, 8/15/26  (4) 4,780 4,732
Star Parent, 9.00%, 10/1/30  (4) 3,012 3,129
Tenet Healthcare, 4.375%, 1/15/30  4,600 4,094
Tenet Healthcare, 6.125%, 10/1/28  9,635 9,334
Par/Shares $ Value
(Amounts in 000s)
‡
Tenet Healthcare, 6.125%, 6/15/30  6,495 6,316
Tenet Healthcare, 6.75%, 5/15/31  (4) 2,580 2,577
Tenet Healthcare, 6.875%, 11/15/31  3,250 3,209
Teva Pharmaceutical Finance
Netherlands III, 4.75%, 5/9/27  1,995 1,870
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 7,323
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  5,690 5,690
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,530
Teva Pharmaceutical Finance
Netherlands III, 8.125%, 9/15/31  3,085 3,247
115,252
Information Technology 5.2%
Boxer Parent, 7.125%, 10/2/25  (4) 2,035 2,032
Boxer Parent, 9.125%, 3/1/26  (4) 3,379 3,375
Capstone Borrower, 8.00%,
6/15/30  (4) 4,970 4,982
Central Parent, 7.25%, 6/15/29  (4) 12,000 11,970
Central Parent, 8.00%, 6/15/29  (4) 3,150 3,225
Cloud Software Group, 6.50%,
3/31/29  (4) 6,310 5,805
Cloud Software Group, 9.00%,
9/30/29  (4) 10,295 9,253
Entegris Escrow, 5.95%, 6/15/30  (4) 12,410 11,991
Gen Digital, 6.75%, 9/30/27  (4) 4,975 5,006
Gen Digital, 7.125%, 9/30/30  (4)(6) 4,975 5,081
Go Daddy Operating, 5.25%,
12/1/27  (4) 1,690 1,637
Match Group Holdings II, 3.625%,
10/1/31  (4) 3,185 2,608
Match Group Holdings II, 4.125%,
8/1/30  (4) 5,845 5,071
Match Group Holdings II, 4.625%,
6/1/28  (4) 1,935 1,785
Match Group Holdings II, 5.00%,
12/15/27  (4) 1,965 1,877
Match Group Holdings II, 5.625%,
2/15/29  (4) 995 948
McAfee, 7.375%, 2/15/30  (4) 5,475 4,715
ROBLOX, 3.875%, 5/1/30  (4) 2,815 2,417
Twilio, 3.625%, 3/15/29  1,695 1,500
Twilio, 3.875%, 3/15/31  3,025 2,605
87,883
Lodging 0.7%
Hilton Domestic Operating, 4.00%,
5/1/31  (4) 3,995 3,505
Park Intermediate Holdings, 4.875%,
5/15/29  (4) 2,415 2,143
Park Intermediate Holdings, 5.875%,
10/1/28  (4) 1,900 1,791
RHP Hotel Properties, 4.50%,
2/15/29  (4) 3,875 3,483
RHP Hotel Properties, 7.25%,
7/15/28  (4) 475 483
11,405
Manufacturing 1.6%
Emerald Debt Merger Sub, 6.625%,
12/15/30  (4) 3,300 3,292

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Gates Global, 6.25%, 1/15/26  (4) 2,670 2,633
Hillenbrand, 3.75%, 3/1/31  2,270 1,878
Hillenbrand, 5.00%, 9/15/26  90 88
Madison IAQ, 4.125%, 6/30/28  (4) 4,840 4,271
Madison IAQ, 5.875%, 6/30/29  (4) 2,775 2,321
Mueller Water Products, 4.00%,
6/15/29  (4) 3,925 3,464
Sensata Technologies, 4.00%,
4/15/29  (4) 4,685 4,170
Sensata Technologies, 5.875%,
9/1/30  (4) 3,655 3,509
Stevens Holding, 6.125%, 10/1/26  (4) 1,670 1,658
27,284
Metals & Mining 2.0%
Alcoa Nederland Holding, 6.125%,
5/15/28  (4) 2,475 2,427
Arsenal AIC Parent, 8.00%, 10/1/30  (4) 1,855 1,892
ATI, 5.125%, 10/1/31  1,970 1,738
ATI, 7.25%, 8/15/30  1,295 1,308
Big River Steel, 6.625%, 1/31/29  (4) 4,464 4,453
ERO Copper, 6.50%, 2/15/30  (4) 2,500 2,133
FMG Resources, 5.875%, 4/15/30  (4) 2,800 2,695
GrafTech Global Enterprises, 9.875%,
12/15/28  (4) 2,285 1,794
Hecla Mining, 7.25%, 2/15/28  7,414 7,340
Hudbay Minerals, 6.125%, 4/1/29  (4) 3,455 3,260
Mineral Resources, 9.25%, 10/1/28  (4) 2,100 2,171
Novelis, 4.75%, 1/30/30  (4) 3,725 3,385
34,596
Other Telecommunications 0.1%
Level 3 Financing, 3.75%, 7/15/29  (4) 3,260 1,174
1,174
Real Estate Investment Trust
Securities 0.9%
Necessity Retail, 4.50%, 9/30/28  (4) 6,090 4,903
Service Properties Trust, 7.50%,
9/15/25  3,670 3,679
Service Properties Trust, 8.625%,
11/15/31  (4) 5,700 5,835
14,417
Restaurants 0.7%
Dave & Buster's, 7.625%, 11/1/25  (4) 3,105 3,113
Yum! Brands, 5.35%, 11/1/43  3,890 3,554
Yum! Brands, 6.875%, 11/15/37  4,325 4,552
11,219
Retail 1.1%
At Home Cayman, 11.50%, 5/12/28  (4) 938 609
At Home Group, 4.875%, 7/15/28  (4) 1,451 435
At Home Group, 7.125%, 5/12/28,
(7.125% Cash or 8.625% PIK)  (4)(7) 2,019 606
Bath & Body Works, 6.625%,
10/1/30  (4) 7,580 7,504
Bath & Body Works, 6.694%, 1/15/27  350 350
Bath & Body Works, 6.95%, 3/1/33  1,718 1,604
Bath & Body Works, 7.50%, 6/15/29  2,115 2,171
Bath & Body Works, 9.375%,
7/1/25  (4) 795 828
Linens 'n Things, VR, EC, 8.338%,
1/15/20  (2)(3) 1,050 —
Par/Shares $ Value
(Amounts in 000s)
‡
PetSmart, 7.75%, 2/15/29  (4) 4,165 3,926
18,033
Satellites 1.1%
Connect Finco, 6.75%, 10/1/26  (4) 4,280 4,109
Hughes Satellite Systems, 6.625%,
8/1/26  (6) 6,830 5,379
Intelsat Jackson Holdings, 6.50%,
3/15/30  (4) 2,575 2,382
Telesat Canada, 6.50%, 10/15/27  (4) 3,075 1,415
Viasat, 5.625%, 4/15/27  (4) 4,170 3,862
Viasat, 7.50%, 5/30/31  (4) 2,420 1,730
18,877
Services 4.9%
Adtalem Global Education, 5.50%,
3/1/28  (4) 2,888 2,722
Advantage Sales & Marketing, 6.50%,
11/15/28  (4) 2,620 2,342
Albion Financing 1, 6.125%,
10/15/26  (4) 3,725 3,604
Albion Financing 2, 8.75%, 4/15/27  (4) 1,845 1,755
Allied Universal Holdco, 6.00%,
6/1/29  (4) 2,895 2,193
Allied Universal Holdco, 9.75%,
7/15/27  (4) 9,351 8,591
eG Global Finance, 6.25%, 10/30/25
(EUR)  121 131
eG Global Finance, 12.00%,
11/30/28  (4) 3,360 3,494
Fair Isaac, 4.00%, 6/15/28  (4) 4,680 4,306
Gartner, 3.625%, 6/15/29  (4) 1,955 1,745
GFL Environmental, 6.75%, 1/15/31  (4) 1,580 1,596
GTCR W-2 Merger, 7.50%, 1/15/31  (4) 6,671 6,796
H&E Equipment Services, 3.875%,
12/15/28  (4) 8,265 7,304
Itelyum Regeneration, 4.625%,
10/1/26 (EUR)  (4) 530 530
Presidio Holdings, 8.25%, 2/1/28  (4) 4,470 4,342
Prime Security Services Borrower,
5.75%, 4/15/26  (4) 2,120 2,091
Prime Security Services Borrower,
6.25%, 1/15/28  (4) 4,790 4,598
Ritchie Bros Holdings, 6.75%,
3/15/28  (4) 1,730 1,762
Ritchie Bros Holdings, 7.75%,
3/15/31  (4) 2,345 2,433
Sabre GLBL, 11.25%, 12/15/27  (4) 1,825 1,649
TK Elevator Holdco, 7.625%,
7/15/28  (4) 6,313 5,958
TK Elevator U.S. Newco, 5.25%,
7/15/27  (4) 6,760 6,405
United Rentals North America, 3.75%,
1/15/32  1,630 1,383
United Rentals North America, 3.875%,
2/15/31  3,405 2,958
Williams Scotsman, 7.375%,
10/1/31  (4) 2,172 2,224
82,912
Supermarkets 0.2%
Albertsons, 4.875%, 2/15/30  (4) 2,690 2,508

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Iceland Bondco, 4.625%, 3/15/25
(GBP)  255 319
Iceland Bondco, 10.875%, 12/15/27
(GBP)  (4) 545 707
Iceland Bondco, FRN, 3M EURIBOR +
5.50%, 9.464%, 12/15/27 (EUR)  (4) 555 601
4,135
Transportation 0.3%
Watco, 6.50%, 6/15/27  (4) 5,605 5,423
5,423
Utilities 3.9%
Calpine, 4.50%, 2/15/28  (4) 2,020 1,899
Calpine, 5.00%, 2/1/31  (4) 4,370 3,835
Calpine, 5.125%, 3/15/28  (4) 7,425 6,979
PG&E, 5.00%, 7/1/28  7,115 6,768
PG&E, 5.25%, 7/1/30  6,355 5,980
Talen Energy Supply, 8.625%,
6/1/30  (4) 8,127 8,493
Terraform Global Operating, 6.125%,
3/1/26  (4) 3,955 3,836
TerraForm Power Operating, 5.00%,
1/31/28  (4) 5,091 4,811
TransAlta, 7.75%, 11/15/29  1,215 1,250
Vistra, VR, 7.00%  (4)(8)(9) 6,950 6,568
Vistra, VR, 8.00%  (4)(8)(9) 10,575 10,337
Vistra Operations, 7.75%, 10/15/31  (4) 5,035 5,148
65,904
Wireless Communications 0.4%
Iliad Holding SASU, 6.50%,
10/15/26  (4) 5,705 5,548
U.S. Cellular, 6.70%, 12/15/33  1,750 1,709
7,257
Total Corporate Bonds (Cost
$1,626,711) 1,532,735
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.4%
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR,
11/1/43  (10) 11,691 6,079
Total Municipal Securities (Cost
$6,291) 6,079
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve
Fund, 5.42%  (11)(12) 32,277 32,277
Total Short-Term Investments (Cost
$32,277) 32,277
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve
Fund, 5.42%  (11)(12) 24,929 24,929
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 24,929
Total Securities Lending Collateral
(Cost $24,929) 24,929
Total Investments in Securities
100.1% of Net Assets
(Cost $1,788,301) $ 1,691,077
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,258,038 and represents
74.5% of net assets.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,237 and represents 0.1% of net assets.
(6) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Institutional High Yield Fund

.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (787) (87) (700)
Total Centrally Cleared Credit Default Swaps, Protection Sold (700)
Total Centrally Cleared Swaps (700)
Net payments (receipts) of variation margin to date 717
Variation margin receivable (payable) on centrally cleared swaps $ 17
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 1/19/24 USD 2,012 GBP 1,655 $ (78)
JPMorgan Chase 1/19/24 GBP 56 USD 69 1
JPMorgan Chase 1/19/24 USD 110 GBP 88 (1)
UBS Investment Bank 2/23/24 USD 11,730 EUR 10,750 (15)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (93)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 442++
Totals $ —# $ — $ 442+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government Reserve Fund, 5.42% $ 5,556  ¤   ¤ $ 57,206
Total $ 57,206^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $442 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $57,206.

T. ROWE PRICE Institutional High Yield Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,788,301) $ 1,691,077
Interest receivable 29,632
Receivable for investment securities sold 3,235
Cash deposits on centrally cleared swaps 879
Cash 234
Receivable for shares sold 173
Variation margin receivable on centrally cleared swaps 17
Unrealized gain on forward currency exchange contracts 1
Other assets 11
Total assets 1,725,259
Liabilities
Obligation to return securities lending collateral 24,929
Payable for investment securities purchased 7,330
Payable for shares redeemed 2,282
Investment management and administrative fees payable 736
Unrealized loss on forward currency exchange contracts 94
Other liabilities 407
Total liabilities 35,778
NET ASSETS $ 1,689,481
Net Assets Consist of:
Total distributable earnings (loss) $ (378,180)
Paid-in capital applicable to 222,128,602 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 2,067,661
NET ASSETS $ 1,689,481
NET ASSET VALUE PER SHARE
Institutional Class
(Net assets: $1,689,481; Shares outstanding: 222,128,602) $ 7.61

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 59,530
Dividend 637
Securities lending 37
Total income 60,204
Expenses
Investment management and administrative expense 4,074
Miscellaneous 23
Total expenses 4,097
Net investment income 56,107
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (28,482)
Swaps 242
Options written 63
Forward currency exchange contracts 1
Foreign currency transactions 37
Net realized loss (28,139)
Change in net unrealized gain / loss
Securities 69,683
Swaps (178)
Forward currency exchange contracts (202)
Other assets and liabilities denominated in foreign currencies (21)
Change in net unrealized gain / loss 69,282
Net realized and unrealized gain / loss 41,143
INCREASE IN NET ASSETS FROM OPERATIONS
$ 97,250

T. ROWE PRICE Institutional High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 56,107 $ 105,461
Net realized loss (28,139) (65,366)
Change in net unrealized gain / loss 69,282 (44,757)
Increase (decrease) in net assets from operations 97,250 (4,662)
Distributions to shareholders
Net earnings
Institutional Class (56,076) (109,614)
Z Class – (1,488)
Decrease in net assets from distributions (56,076) (111,102)
Capital share transactions
*
Shares sold
Institutional Class 137,634 207,087
Z Class – 9
Distributions reinvested
Institutional Class 53,787 106,382
Z Class – 1,278
Shares redeemed
Institutional Class (155,146) (312,455)
Z Class – (45,457)
Increase (decrease) in net assets from capital share transactions 36,275 (43,156)
Net Assets
Increase (decrease) during period 77,449 (158,920)
Beginning of period 1,612,032 1,770,952
End of period $ 1,689,481 $ 1,612,032
*Share information (000s)
Shares sold
Institutional Class 18,410 27,698
Distributions reinvested
Institutional Class 7,166 14,261
Z Class – 173
Shares redeemed
Institutional Class (20,731) (41,686)
Z Class – (6,116)
Increase (decrease) in shares outstanding 4,845 (5,670)

T. ROWE PRICE Institutional High Yield Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. Prior to September 27, 2023, the fund had two classes of shares: the Institutional High Yield Fund (Institutional Class) and the Institutional High Yield Fund–Z Class (Z Class).
The Z Class was only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that were subject to a contractual fee for investment management services. As a result of a full redemption, as of November 30, 2023, there were no investors in the Z Class. At a meeting held on July 24, 2023, the fund’s Board of Directors approved the termination of the Z Class.
Effective July 24, 2023, the Z Class was no longer available for purchase by funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients of T. Rowe Price or its affiliates, and was terminated effective September 27, 2023.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Institutional High Yield Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Institutional High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,413 $ — $ 9,413
Bank Loans — 73,629 1,519 75,148
Common Stocks 14,338 — — 14,338
Convertible Preferred Stocks — — 2,237 2,237
Corporate Bonds — 1,532,735 — 1,532,735
Short-Term Investments 32,277 — — 32,277
Securities Lending Collateral 24,929 — — 24,929
Total Securities 71,544 1,615,777 3,756 1,691,077
Forward Currency Exchange Contracts — 1 — 1
Total $ 71,544 $ 1,615,778 $ 3,756 $ 1,691,078
Liabilities
Swaps* $ — $ 700 $ — $ 700
Forward Currency Exchange Contracts — 94 — 94
Total $ — $ 794 $ — $ 794
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 1
*
Total $ 1
*
Liabilities
Foreign exchange derivatives Forwards $ 94
Credit derivatives Centrally Cleared Swaps 700
Total $ 794
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ — $ 1 $ — $ 1
Credit derivatives 63 — 242 305
Total $ 63 $ 1 $ 242 $ 306

T. ROWE PRICE Institutional High Yield Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
November 30, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2023, cash of $879,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ — $ (202) $ — $ (202)
Credit derivatives — — (178) (178)
Total $ — $ (202) $ (178) $ (380)

T. ROWE PRICE Institutional High Yield Fund

accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Options   The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate;
generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or

T. ROWE PRICE Institutional High Yield Fund

the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $2,184,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders.
Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none)
and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in

T. ROWE PRICE Institutional High Yield Fund

accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was $23,867,000; the value of cash collateral and related investments was $24,929,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $292,968,000 and $284,006,000, respectively, for the six months ended November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $254,842,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,788,670,000. Net unrealized loss aggregated $98,476,000 at period-end, of which $16,069,000 related to appreciated investments and $114,545,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At
November 30, 2023, approximately 25% of the Institutional Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During

T. ROWE PRICE Institutional High Yield Fund

the six months ended November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
Votes For Votes Withheld
Melody Bianchetto 355,705,606 1,633,212
Mark J. Parrell 355,307,082 2,031,732
Kellye L. Walker 355,511,653 1,827,166
Eric L. Veiel 355,458,183 1,880,633

T. ROWE PRICE Institutional High Yield Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E137-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024